UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-09527

The DCM Trust

(Exact name of registrant as specified in charter)

7 Wells Avenue, Newton MA 02459

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

617 527-0033

Date of fiscal year end:

9/30

Date of reporting period: 9/30/04

Item 1.  Reports to Stockholders.

ANNUAL REPORT

TRUSTEES
Scott Allen Stuart N. Cole Jonathan J. Derby Mark A Derby Neal Shalom

INVESTMENT ADVISOR
Derby Capital Management, Inc. 7 Wells Avenue Newton, MA 02459

ADMINISTRATOR
Gemini Fund Services, LLC 150 Motor Parkway Hauppauge, NY 11788

CUSTODIAN
Bank of New York 1 Wall Street, 25th Floor New York, NY 10286

LEGAL COUNSEL
Goodwin Procter LLP Exchange Place Boston, MA 02109	DCM Fund

INDEPENDENT ACCOUNTANTS
Russell, Brier & Co. LLP Ten P.O. Square – 6th Floor Boston, MA 02109

DCM Fund c/o Gemini Fund Services, LLC Omaha, NE 68154-1952 www.dcmfunds.com

Member NASD/SIPC
Not FDIC Insured No Bank Guarantee May Lose Value	September 30, 2004

                 4020 South 147th Street, Suite 2

                          Omaha, NE  68137

Dear Fellow Shareholder:

Although few changes were made to the portfolio* last quarter (we sold General Electric as it reached our target price and we purchased more Coca-Cola FEMSA† when the stock price dipped) lots of things happened in economy:  The Federal Reserve increased the Federal Funds rate three times, taxable and non-taxable bond yields generally fell, the stock market went down, the price of oil went way up, the inflation rate went down, mortgage applications rose while housing prices generally fell, and the overall economy measured by GDP rose.

Data Point

  6/30/2004

       9/30/2004

      Direction    Historical Avg

Fed Fund Rate

      1.00%

1.75%

      5.79%

3 Yr   Treasury Note

      3.26%

2.83%

   ¯

      6.18%

5 Yr   Treasury Bond

      3.93%

3.36%

   ¯

      6.38%

10 Yr Treasury Bond

      4.73%

4.13%

   ¯

      6.58%

3 Yr    Municipal Bond            2.54%                                  2.05%                        ¯

        NA

5 Yr    Municipal Bond             3.15%

 2.61%

   ¯

        NA

10 Yr Municipal Bond              4.02%

 3.48%

   ¯

      5.17%

Oil (Price per Barrel)

   $36.92

                                $49.56

      $21.61

Inflation

                     3.27%

 2.65%

   ¯

      3.43%

GDP

      3.30%

 3.70%

      3.51%

Reader’s note: Sources of statistical information available upon request.

Analyzing the cause and effect of the above changes is really like the chicken and egg theory.  However, rather than spend our time trying to figure out why oil prices went up but inflation fell, why the Fed Funds rate went up, but bond yields fell, why the stock market went down, but the GDP went up, we spend our time on the question does an investment in a 5 year bond that yields 3.36% make sense when it normally yields 6.38%?  Do we want to pay 25 times a company’s earnings (25 PE), when their free cash flow and private market deals indicate we should buy no more than 12 times earnings (12 PE)?

Peter L. Bernstein, author and historian, recently summed up our thinking this way: “Survival is the only road to riches.  You should try to maximize your return only if losses would not threaten your survival and if you have a compelling future need for the extra gains you might earn.”  And this is why you have more of your money in cash and equivalents than we normally prefer.  We made the decision that investing in stocks or bonds that offer significantly below average returns due to their above average prices offer little long-term value to you.

The portfolio remains relatively defensive, as we have a larger than normal cash balance to invest and most of our equity investments remain at a discount to our estimate of their real value.  In addition, many of these investments are paying above average dividend yields and continue to see their earnings grow faster than their stock price.

Thank you for your continued confidence and co-ownership,

                                                Jonathan Derby

Mark Derby

Co-Chairman

Co-Chairman

The DCM Fund is distributed by Aquarius Fund Distributors, LLC, member NASD.

†	Coca-Cola FEMSA comprised 5.72% of the Fund's net assets as of September 30, 2004.
*	DCM Fund Performance Summary - For Periods Ended September 30, 2004:
		Calendar		Annualized
	1 Year	YTD (1)	3 Months (1)	Since Inception (2)
The DCM Fund	11.87%	0.26%	-0.13%	-5.07%
S&P 500 Index(3)	13.87%	1.51%	-1.87%	-0.99%

(1)	Total return figures are not annualized, as they may not be representative of the total return for the year.
(2)	Inception date is October 19, 1999.
(3)	The Standard & Poor's 500 Index ("S&P 500 Index") is a market capitalization-weighted measure of 500 widely held common stocks. Please note, an investor may not invest directly in an index.

The above performance represents past performance, which is no guarantee of future results. The investment return and the Fund's Net Asset Value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Fund's total return figures include the reinvestment of dividends and capital gain distributions, if any. Total return figures may have been lower had the advisor not waived a portion of its fees.
Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of Fund shares. For performance current to most recent month-end, please call 1-888-878-2696.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENTS IN THE DCM FUND VS. THE S&P 500 INDEX** FROM INCEPTION ON OCTOBER 19, 1999

** An index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

	% of
Holdings By Industry	Net Assets
Consumer Discretionary	14.83%
Consumer Staples	5.72%
Financials	29.47%
Healthcare	8.60%
Industrials	12.26%
Utilities	6.14%
Short-Term and Other	22.98%

DCM FUND
SCHEDULE OF INVESTMENTS
September 30, 2004
			Market
Shares	Security		Value

	COMMON STOCK - 77.02%
	Consumer Discretionary - 14.83%
	Auto / Truck Parts - 4.36%
10,451	Johnson Controls, Inc.		$ 593,721

	Media - 3.84%
6,230	Gannett, Inc.		521,825

	Retailing - 6.63%
7,491	Home Depot, Inc.		293,647
23,525	Rent-A-Center Inc. +		608,357
			902,004

	Consumer Staples - 5.72%
	Food, Beverage & Tobacco - 5.72%
39,965	Coca-Cola Femsa, S.A. de C.V.		778,518

	Financials - 29.47%
	Diversified Financials - 21.26%
8,788	Bank of New York, Inc.		256,346
18,432	Citigroup, Inc.		813,220
28,507	Washington Mutual, Inc.		1,114,054
11,891	Wells Fargo & Co.		709,060
			2,892,680
	Insurance - 8.21%
10,152	American International Group, Inc.		690,235
11,788	Hilb, Rogal and Hamilton Co.		426,961
			1,117,196

	Healthcare - 8.60%
	Pharmaceuticals & Biotechnology - 3.78%
16,800	Pfizer, Inc.		514,080

	Medical Laboratory & Testing Services- 4.82%
15,000	Laboratory Corp. of America Holdings +		655,800

	Industrials - 12.26%
	Capital Goods - 3.76%
15,448	D.R. Horton, Inc.		511,483

	Commercial Services & Supplies - 8.50%
22,556	Bisys Group, Inc. +		329,543
8,000	Cendant Corp.		172,800
13,232	H&R Block, Inc.		653,926
			1,156,269

	The accompanying notes are an integral part of these financial statements.

DCM FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2004
Shares /			Market
Principal ($)	Security		Value

	Utilities - 6.14%
	Energy/Pipelines - 6.14%
13,299	Kinder Morgan, Inc.		$ 835,443

	TOTAL COMMON STOCK
	(Cost $9,590,934)		10,479,019

	SHORT-TERM INVESTMENTS - 22.75%
	Regulated Investment Companies - 9.54%
447,783	BNY Hamilton Money Fund, Hamilton Shares,
	due 10/1/04		447,783
10	Gabelli Convertible & Income Securities Fund, Series E,
	7 Day Auction Rate Preferred		250,000
24	Pimco High Income Fund,
	7 Day Auction Rate Preferred		600,000
			1,297,783

	U.S. Treasury Bills - 13.21%
$ 1,800,000	To yield 1.41%, due 10/21/04		1,798,520

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,096,303)		3,096,303

	TOTAL INVESTMENTS
	(Cost $12,687,237*)	99.77%	$ 13,575,322

	Other assets in excess of liabilities	0.23%	30,667

	TOTAL NET ASSETS	100.00%	$ 13,605,989

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

	The accompanying notes are an integral part of these financial statements.

DCM FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2004

Assets:

Investments in securities, at value
(Cost $9,590,934) (Note 2)	$ 10,479,019
Short-term investments, at cost (Note 2)	3,096,303
Cash	292,200
Dividends and interest receivable	5,105
Prepaid expenses and other assets	5,716
Total Assets	13,878,343

Liabilities:
Payable for investments purchased	250,000
Investment advisory fees payable (Note 3)	4,942
Accrued trustees' fees	2,006
Accrued expenses and other liabilities	15,406
Total Liabilities	272,354

Net Assets	$ 13,605,989

Net Assets Consist Of:
Paid in capital	$ 17,139,803
Accumulated net investment income	15,893
Accumulated net realized loss from security transactions	(4,437,792)
Net unrealized appreciation of investments	888,085

$ 13,605,989

Net asset value and redemption price per share*
($13,605,989/1,759,565 shares of capital stock outstanding)	$ 7.73

* The Fund will impose a 1% redemption fee for any redemptions of
Fund shares ocurring within the first six months of purchase.

The accompanying notes are an integral part of these financial statements.

DCM FUND
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2004

Investment Income:
Dividends	$ 199,409
Interest	10,574
Total investment income	209,983

Expenses:
Advisory fees (Note 3)	129,282
Administration fees	48,052
Legal fees	24,919
Transfer agent fees	24,444
Audit fees	9,903
Trustees' fees	8,002
Insurance expense	7,007
Registration fees	6,655
Printing expense	5,547
Custody fees	3,440
Other expenses	2,294
Total expenses	269,545

Less:
Advisory fees waived (Note 3)	(75,455)
Net expenses	194,090
Net investment income	15,893

Net Realized and Unrealized Gain
on Investments (Notes 2 and 4):
Net realized gain from security transactions	510,497
Net change in unrealized appreciation (depreciation) of investments	744,092
Net realized and unrealized gain on investments	1,254,589

Net increase in net assets resulting from operations	$ 1,270,482

The accompanying notes are an integral part of these financial statements.

DCM FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	September 30, 2004	September 30, 2003

From Operations:
Net investment income (loss)	$ 15,893	$ (8,450)
Net realized gain (loss) from security transactions	510,497	(1,641,420)
Net change in unrealized appreciation
(depreciation) of investments	744,092	3,188,127
Net increase in net assets
resulting from operations	1,270,482	1,538,257

From Capital Share Transactions:
Shares sold	2,032,724	3,043,700
Shares redeemed	(440,413)	(981,207)
Net increase in net assets from
capital share transactions	1,592,311	2,062,493

Net increase in net assets	2,862,793	3,600,750

Net Assets:
Beginning of Year	10,743,196	7,142,446
End of Year*	$ 13,605,989	$ 10,743,196
* Includes accumulated net investment income of:	$ 15,893	$ -

Capital Share Transactions:
Shares sold	261,834	473,112
Shares redeemed	(56,253)	(152,847)
	205,581	320,265

The accompanying notes are an integral part of these financial statements.

DCM FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	September 30,		September 30,		September 30,	September 30,	September 30,
	2004		2003		2002	2001	2000 (1)

Net Asset Value, Beginning of Year	$ 6.91		$ 5.79		$ 6.51	$ 10.06	$ 10.00

Income (Loss) From
Investment Operations:
Net investment income (loss) (2)(3)	0.01	*	(0.01)	**	(0.03)	(0.10)	(0.09)
Net realized and unrealized gain (loss)
from investment operations (2)	0.81		1.13		(0.69)	(3.45)	0.15
Total from investment operations	0.82		1.12		(0.72)	(3.55)	0.06

Net Asset Value, End of Year	$ 7.73		$ 6.91		$ 5.79	$ 6.51	$ 10.06

Total Return (4)	11.87%		19.34%		(11.06)%	(35.29)%	0.60%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$ 13,606		$ 10,743		$ 7,142	$ 7,670	$ 10,864
Ratio of expenses to average net
assets, before waiver/reimbursement	2.08%		2.55%		2.54%	2.22%	2.61%
Ratio of net expenses to average net
assets, after waiver/reimbursement	1.50%		1.50%		1.50%	1.48%	1.50%
Ratio of net investment loss to average net
assets, before waiver/reimbursement	(0.46)%		(1.14)%		(1.48)%	(1.36)%	(1.95)%
Ratio of net investment income (loss)
to average net assets, after
waiver/reimbursement	0.12%		(0.09)%		(0.44)%	(0.62)%	(0.83)%

Portfolio Turnover Rate	28.67%		41.99%		31.51%	40.14%	62.69%

(1)	For the period from October 19, 1999 (commencement of operations) to September 30, 2000.
(2)	Per share amounts calculated using the monthly average shares method.
(3)	For the years ended September 30, 2004, 2003, 2002 and 2001 and for the period ended
September 30, 2000, the advisor voluntarily waived its fee and reimbursed other expenses. Had such actions not been undertaken, net investment loss per share would have been $(0.04), $(0.07), $(0.10), $(0.22) and $(0.21), respectively.
(4)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5) Annualized.
* Unrounded value is $0.009.
** Unrounded value is $(0.006).

The accompanying notes are an integral part of these financial statements.

DCM FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2004

Note 1.  Organization

Effective April 15, 2004, the name of the DCM Growth Fund has been changed to the DCM Fund (the “Fund”).   The Fund’s investment objective and policies remain as stated in the Fund’s prospectus and statement of additional information.   The DCM Fund is organized as a series of the DCM Series Trust (the “Trust”), a Massachusetts business trust formed on August 5, 1999, and registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (“1940 Act”).  The Fund commenced operations on October 19, 1999.   The Fund’s business and affairs are managed by its officers under the direction of its Board of Trustees.  The Fund’s investment objective is to seek long-term growth of capital.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. NASDAQ traded securities are valued at the NASDAQ official closing price (NOCP).   Securities for which market quotations are not readily available are valued at their fair value following procedures approved by the Board of Trustees.  Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value.

B.

Security Transactions and Related Investment Income - Securities transactions are accounted for on the trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.   Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

C.

Federal Income Taxes - The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.

At September 30, 2004, the DCM Fund had, for Federal income tax purposes, the following capital loss carry forwards available to offset future capital gains expiring on September 30 of the years below:

	2009	2010	2011	Total
Capital Loss Carry Forwards	$1,310,406	$1,485,966	$1,641,420	$4,437,792

To the extent that these carry forward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

D.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date.  The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

E.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

DCM FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2004

Note 3.  Investment Advisory Fee and Other Transactions

The Trust has entered into an investment advisory agreement (the “Agreement”) with Derby Capital Management, Inc. (the “Advisor”). Pursuant to the Agreement, the Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees, and furnishes office space and all necessary facilities, equipment and executive personnel necessary for managing the day-to-day operations of the Fund.   For its services, the Advisor receives a fee, paid monthly, calculated at an annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has voluntarily agreed to waive its advisory fee and reimburse other expenses to the extent the Fund’s operating expenses exceed 1.50% (excluding distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) of the Fund’s average daily net assets. For the year ended September 30, 2004, the Advisor waived fees amounting to $75,455.

The Trust has entered into an Administrative Service Agreement and a Transfer Agency and Service Agreement (“Agreements”) with Gemini Fund Services, LLC (“GFS”). Pursuant to the Agreements, GFS serves as Administrator, Transfer Agent and Dividend Disbursing and Fund Accounting Agent to the Fund. For these services, the Fund pays GFS an annual fee, paid monthly, based on a percentage of the Fund’s average daily net assets, subject to certain minimum requirements.

Effective February 2, 2004, Aquarius Fund Distributors, LLC (“AFD”) became the Distributor of the Trust.    Orbitex Funds Distributor, Inc. acted as the Distributor prior to February 2, 2004.   The Trust has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act.   Pursuant to the Plan, the Distributor will pay the promotional and advertising expenses related to the distribution of the Fund’s shares and for the printing of all Fund prospectuses used in connection with the distribution and sale of the Fund’s shares. The Fund will pay the Distributor a fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets. During the year ended September 30, 2004, the Plan was not in effect, hence the Fund did not accrue any fees and no payments were made.

The Fund will impose a 1% redemption fee for any redemptions of Fund shares occurring within the first six months of purchase.    No such fees were collected during the year ended September 30, 2004.

Note 4.  Investment Transactions

During the year ended September 30, 2004, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities, aggregated $3,549,839 and $3,008,106, respectively.

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation………………………………	$1,471,119
Gross unrealized depreciation………………………………	(583,034)
Net unrealized appreciation…………………………………	$888,085

DCM FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2004

Note 5.   Tax Components of Capital and Other

The Fund did not make any distributions to shareholders during the year ended September 30, 2004.

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carry Forwards	Undistributed Long Term Capital Gains	Post-October Loss Deferrals	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Total

$(4,437,792)	-	-	$15,893	$888,085	$(3,533,814)

DCM Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders

DCM Fund

Newton, Massachusetts

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DCM Fund (the “Fund”) as of September 30, 2004, and the related statements of operations for the year then ended, changes in net assets, and financial highlights for each of the two years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the year ended September 30, 2001 and for the period from October 19, 1999 (commencement of operations) to September 30, 2000 were audited by other auditors whose report dated October 26, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights.  Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2004, the results of its operations, changes in its net assets, and the financial highlights for the years then ended in conformity with accounting principles generally accepted in the United States of America.

RUSSELL, BRIER & CO. LLP

Boston, Massachusetts

November 23, 2004

DCM Fund

DCM FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2004

The Trustees and officers of the DCM Fund are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 7 Wells Avenue, Newton, MA 02459.

Name, Age and Address	Position, Term of Office and Length of Time Served with the DCM Series Trust	Principal Occupation(s) During Past 5 Years and Current Directorships

INTERESTED TRUSTEES
Term Lifetime of Trust until removal, resignation or retirement

Jonathan Jay Derby (41)	Co-Chairman, Vice- President, Secretary and Treasurer since 1999	Vice-President and legal counsel for Derby and Company, Inc.
Mark Alan Derby (40)	Co-Chairman, President since 1999	Vice President of Derby and Company, Inc.

NON-INTERESTED TRUSTEES
Term Lifetime of Trust until removal, resignation or retirement

Stuart N. Cole (43) 1172 Beacon Street Newton, MA 02461	Trustee since 1999	Partner in the law firm of Barr & Cole, Chief Executive Officer of County Mortgage Trust, Partner and founder of H&S Investments, President of Washington Realty, Inc.
Scott Allen (43) Neil Shalom (46)	Trustee since 2002 Trustee since 2002

Vice-President/General Manager of M.S. Walker Co., Member of the Presidents Council for the Distilled Spirits Industry.

Partner in Equity Industrial Partners Corp., President of Newmarket Properties Ltd.

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge, upon request, by calling 1-888-878-2696.

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the period ended June 30, 2004 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-878-2696 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st and 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.   Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).   The information on Form N-Q is available without charge, upon request, by calling 1-888-878-2696.

DCM Fund

DCM FUND
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2004

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses.   The following examples are intended to help the shareholder understand the ongoing cost  (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from April 1, 2004 through September 30, 2004.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (4/1/04)	Ending Account Value (9/30/04)	Expenses Paid During Period** (4/1/04-9/30/04)
Actual	$1,000.00	$955.50	$7.33
Hypothetical (5% return before expenses)	1,000.00	1,017.50	7.57

** Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the days in the reporting period).

DCM Fund

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of trustees has determined that although none of the members of the Audit Committee meets the technical definition of an audit committee financial expert, the members of the Audit Committee collectively have sufficient financial expertise to address any issues that are likely to come before the Audit Committee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Advisor

FY 09/30/04

$9,900.00

N/A

FY 09/30/03

$9,900.00

N/A

(b)

Audit-Related Fees

Registrant

Advisor

FYE 09/30/04

$0.00

N/A

FYE 09/30/03

$0.00

N/A

(c)

Tax Fees

Registrant

Advisor

FYE 09/30/04

$0.00

N/A

FYE 09/30/03

$0.00

N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

Registrant

Advisor

FYE 09/30/04

$0.00

N/A

FYE 09/30/03

$0.00

N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Advisor

Audit-Related Fees:

N/A

N/A

Tax Fees:

N/A

N/A

All Other Fees:

N/A

N/A

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Advisor

FYE 09/30/2004

$0.00

N/A

FYE 09/30/2003

$0.00

N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of August 31, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The DCM Series Trust

By (Signature and Title)

*

/s/ Mark Alan Derby

Mark Alan Derby, President

Date

12/7/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ Mark Alan Derby

Mark Alan Derby, President

Date

12/7/04

By (Signature and Title)

*

/s/ Jonathan Jay Derby

Jonathan Jay Derby, Vice-President, Treasurer and Secretary

Date

12/7/04

* Print the name and title of each signing officer under his or her signature.